Stockholders' Equity (Deficit) - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Common stock par or stated value per share | $ / shares	$ 0.000001
Preferred stock, shares authorized	100,000,000
Preferred stock, par or stated value per share | $ / shares	$ 0.0001
Preferred stock, Shares issued	0
Preferred stock, Shares outstanding	0
Dividend Declared [Member]
Dividends | $	$ 0
Common Class A [Member]
Common stock shares authorized	1,000,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares issued	238,089,017
Common stock, Shares outstanding	238,089,017
Common stock, voting rights	one vote
Common Class B [Member]
Common stock shares authorized	10,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares issued	0
Common stock, Shares outstanding	0
Common stock, voting rights	one vote
Common Class X [Member]
Common stock shares authorized	50,000,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares issued	34,534,930
Common stock, Shares outstanding	34,534,930
Common stock, voting rights	20